CONSOLIDATED STATEMENTS OF (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 1,271,888	$ 184,989	¥ 969,275	¥ 710,993
Cost of revenues	(576,530)	(83,853)	(452,220)	(363,579)
Gross profit	695,358	101,136	517,055	347,414
Operating expenses:
Selling and marketing	(245,662)	(35,730)	(177,993)	(128,475)
General and administrative	(242,084)	(35,210)	(339,690)	(148,093)
Total operating expenses	(487,746)	(70,940)	(517,683)	(276,568)
Operating income/(loss)	207,612	30,196	(628)	70,846
Interest income	26,376	3,836	19,559	16,622
Interest expense	(33,803)	(4,916)	(26,589)	(6,073)
Foreign currency exchange (loss)/gain	(1,383)	(201)	388	(2,741)
Other income, net	15,397	2,239	6,594	4,391
Income/(loss) before income tax expense	214,199	31,154	(676)	83,045
Income tax expense	(71,763)	(10,438)	(52,924)	(32,202)
Net income/(loss)	142,436	20,716	(53,600)	50,843
Add: Net loss attributable to non-controlling interests	522	76	5,626	3,080
Net income/(loss) attributable to RISE Education Cayman Ltd	¥ 142,958	$ 20,792	¥ (47,974)	¥ 53,923
Net income/(loss) per share:
Basic | (per share)	¥ 1.26	$ 0.18	¥ (0.47)	¥ 0.54
Diluted | (per share)	1.23	0.18	(0.47)	0.54
Net income/(loss) per ADS (1 ADS equals 2 ordinary shares):
Basic | (per share)	2.51	0.37	(0.94)	1.08
Diluted | (per share)	¥ 2.47	$ 0.36	¥ (0.94)	¥ 1.08
Shares used in net income/(loss) per share computation
Basic	113,812,182	113,812,182	101,890,411	100,000,000
Diluted	115,881,867	115,881,867	101,890,411	100,000,000